Credit Suisse High Yield Bond Fund

Schedule of Investments

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (105.9%)
Aerospace & Defense (2.9%)
$600	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.38)(1)	(BB, Ba2)	03/15/29	6.750	$614,047
2,400	Amentum Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ 103.63)(1)	(B, B3)	08/01/32	7.250	2,435,102
587	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1)	(B+, B1)	02/01/29	7.500	611,826
900	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/26 @ 104.38)(1)	(B+, B1)	11/15/30	8.750	970,213
1,260	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.19)(1)	(BB-, Ba3)	03/01/29	6.375	1,274,373
660	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.31)(1)	(BB-, Ba3)	03/01/32	6.625	672,206

					6,577,767

Air Transportation (0.2%)
475	VistaJet Malta Finance PLC/Vista Management Holding, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 103.19)(1)	(B-, B3)	02/01/30	6.375	436,389

Auto Parts & Equipment (5.7%)
2,100	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.50)(1)	(BBB-, Ba2)	04/15/28	7.000	2,128,350
263	Adient Global Holdings Ltd., Rule 144A, Senior Unsecured Notes (Callable 02/15/28 @ 103.75)(1)	(BB, B2)	02/15/33	7.500	266,317
2,080	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 100.00)(1)	(B, Caa1)	05/15/27	8.500	2,095,003
1,800	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 104.00)(1)	(B+, B2)	05/15/32	8.000	1,885,541
2,575	Dealer Tire LLC/DT Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 102.00)(1)	(CCC, Caa1)	02/01/28	8.000	2,562,870
2,153	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ 103.88)(1)	(B, B1)	05/31/32	7.750	2,196,269
1,802	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/26 @ 103.38)(1)	(BB+, Baa3)	04/15/29	6.750	1,854,336

					12,988,686

Brokerage (1.1%)
2,391	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.94)(1)	(BB-, Ba3)	03/01/31	7.875	2,519,844

Building & Construction (3.0%)
1,600	MasTec, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/11/25 @ 103.31)(1)	(BBB-, NR)	08/15/29	6.625	1,594,076
2,361	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 101.38)(1)	(B-, B3)	09/01/28	5.500	2,313,104
300	Pike Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/27 @ 104.31)(1)	(B-, B3)	01/31/31	8.625	320,278
614	Quikrete Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/28 @ 103.19)(1)	(BB, Ba3)	03/01/32	6.375	617,070
1,024	Quikrete Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/28 @ 103.38)(1)	(B+, B2)	03/01/33	6.750	1,030,400
920	Standard Building Solutions, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/27 @ 103.25)(1)	(BB, Ba3)	08/15/32	6.500	929,919

					6,804,847

Building Materials (8.3%)
565	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	570,781
1,021	Cornerstone Building Brands, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.75)(1)	(B, B2)	08/15/29	9.500	1,020,943
2,650	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 02/12/25 @ 101.97)(1)	(B, B2)	01/31/27	7.875	2,703,133
2,489	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 101.50)(1),(2)	(CCC+, Caa1)	03/01/29	6.000	2,226,607
1,500	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/25 @ 100.00)(1)	(B+, Ba2)	02/01/28	5.750	1,480,814
1,200	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 100.83)(1)	(BB+, Ba1)	01/15/28	5.000	1,171,635

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Building Materials (continued)
$1,100	Masterbrand, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.50)(1)	(BB, Ba3)	07/15/32	7.000	$1,125,486
1,820	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ 103.38)(1)	(BB-, B1)	04/01/32	6.750	1,843,312
2,650	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1)	(CCC+, Caa1)	04/15/30	9.500	2,574,258
400	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/25 @ 102.19)(1)	(BB, Ba3)	07/15/30	4.375	371,944
1,200	Summit Materials LLC/Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.63)(1)	(BB+, Ba3)	01/15/31	7.250	1,295,250
2,721	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 101.72)(1)	(CCC+, Caa1)	10/15/28	6.875	2,727,250

					19,111,413

Cable & Satellite TV (1.7%)
2,785	Altice France SA, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 101.28)(1)	(CCC, Caa1)	01/15/29	5.125	2,224,476
300	Altice France SA, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 102.56)(1)	(CCC, Caa1)	07/15/29	5.125	239,780
300	Altice France SA, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 102.75)(1)	(CCC, Caa1)	10/15/29	5.500	239,990
1,200	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	1,114,740
200	Telenet Finance Luxembourg Notes SARL, Rule 144A, Senior Secured Notes (Callable 02/11/25 @ 100.69)(1)	(BB-, B1)	03/01/28	5.500	193,803

					4,012,789

Chemicals (5.7%)
715	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	734,630
600	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/27 @ 103.13)(1)	(BB-, Ba3)	11/01/31	6.250	598,975
900	Axalta Coating Systems Dutch Holding B BV, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 103.63)(1)	(BB, Ba3)	02/15/31	7.250	938,553
950	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 102.38)(1)	(B-, B2)	05/15/28	4.750	873,457
1,200	Herens Midco SARL, Rule 144A, Company Guaranteed Notes (Callable 03/02/25 @ 102.63)(1),(3)	(CCC, Caa2)	05/15/29	5.250	1,052,544
1,482	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 103.38)(1)	(BB, Ba3)	05/15/28	6.750	1,495,234
600	INEOS Quattro Finance 2 PLC, Rule 144A, Senior Secured Notes (Callable 11/15/25 @ 104.81)(1),(2)	(BB, B1)	03/15/29	9.625	629,612
875	Methanex U.S. Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/31 @ 100.00)(1)	(BB, Ba2)	03/15/32	6.250	874,062
2,400	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 102.31)(1),(2)	(BB-, B2)	03/15/29	4.625	2,177,815
2,885	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 104.50)(1)	(CCC+, Caa2)	02/15/30	9.000	2,640,963
1,041	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)(1)	(B-, B2)	03/01/31	7.375	1,075,359

					13,091,204

Diversified Capital Goods (1.6%)
483	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB+, Ba2)	06/01/31	4.250	433,951
2,100	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 103.31)(1)	(CCC, Caa2)	10/15/29	6.625	1,716,007
900	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BB+, Ba3)	12/15/27	4.375	870,134
750	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.31)(1)	(BB+, Ba3)	01/15/32	6.625	760,963

					3,781,055

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Electronics (1.0%)
$1,200	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 102.38)(1)	(BB, Ba3)	05/15/29	4.750	$1,145,586
1,250	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.31)(1)	(BB+, Ba2)	07/15/32	6.625	1,259,191

					2,404,777

Energy - Exploration & Production (3.9%)
650	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 104.19)(1)	(BB-, B1)	07/01/28	8.375	680,507
177	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38)(1)	(BB-, B1)	07/01/31	8.750	186,991
1,932	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	1,784,403
550	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/27 @ 103.63)(1)	(BB, B1)	03/01/32	7.250	563,110
300	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 103.44)(1)	(BB-, B1)	04/15/28	6.875	305,799
874	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ 103.25)(1)	(BB-, B1)	04/15/32	6.500	877,413
3,415	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 102.03)(1)	(B+, B2)	03/01/28	8.125	3,479,516
1,080	TGNR Intermediate Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	1,026,572

					8,904,311

Environmental (0.4%)
335	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/26 @ 103.19)(1)	(BB+, Ba3)	02/01/31	6.375	340,138
555	Waste Pro U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/28 @ 103.50)(1)	(B-, B3)	02/01/33	7.000	562,654

					902,792

Food & Drug Retailers (0.3%)
800	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	713,555

Food - Wholesale (2.6%)
500	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/11/25 @ 100.00)(1)	(BB+, Ba2)	04/15/27	5.250	497,467
2,300	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	2,291,434
1,315	Performance Food Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 103.06)(1)	(BB, B1)	09/15/32	6.125	1,320,361
1,200	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/27 @ 103.19)(1)	(B+, B2)	03/01/33	6.375	1,185,236
600	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/29 @ 103.13)(1)	(B+, B2)	10/15/34	6.250	586,112

					5,880,610

Gaming (2.5%)
500	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB, B1)	06/15/31	4.750	466,965
600	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.50)(1)	(BB-, Ba3)	02/15/30	7.000	618,870
268	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.25)(1)	(BB-, Ba3)	02/15/32	6.500	271,856
2,458	Light & Wonder International, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/25 @ 101.75)(1)	(B+, B2)	05/15/28	7.000	2,470,361
1,850	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 100.00)(1)	(BB-, B1)	05/15/27	5.250	1,841,157

					5,669,209

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Gas Distribution (2.9%)
$300	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.63)(1)	(B+, B2)	07/15/32	7.250	$314,227
429	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B3)	04/15/30	8.875	445,231
1,536	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 101.71)(1)	(BB+, Ba2)	06/15/28	5.125	1,514,099
600	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	592,852
915	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB, Ba2)	05/15/30	4.800	860,383
900	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 103.00)(1)	(B+, B1)	12/31/30	6.000	869,620
1,950	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/15/26 @ 103.69)(1)	(B+, B1)	02/15/29	7.375	1,987,538

					6,583,950

Health Services (1.6%)
2,295	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 103.25)(1)	(CCC, Caa2)	02/15/30	6.500	2,224,203
1,569	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 102.69)(1)	(BB-, Ba3)	02/15/30	5.375	1,505,447

					3,729,650

Hotels (0.1%)
45	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 102.94)(1)	(BB+, Ba2)	04/01/29	5.875	45,343
247	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ 103.25)(1)	(BB-, Ba3)	04/01/32	6.500	249,028

					294,371

Insurance Brokerage (7.2%)
1,320	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.38)(1)	(B, B2)	04/15/28	6.750	1,335,285
1,372	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.50)(1)	(B, B2)	01/15/31	7.000	1,397,822
333	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/01/27 @ 103.69)(1)	(B, B2)	10/01/31	6.500	333,618
600	AmWINS Group, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.19)(1)	(B+, B1)	02/15/29	6.375	607,403
2,512	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.63)(1)	(B, B2)	02/15/31	7.250	2,569,957
1,200	HUB International Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.63)(1)	(B, B1)	06/15/30	7.250	1,241,657
1,500	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(1)	(B-, B2)	03/15/30	8.500	1,597,447
1,800	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(1)	(CCC, Caa2)	12/15/30	10.500	1,950,308
2,700	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)(1)	(B, B2)	06/01/31	7.125	2,769,588
1,200	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	1,134,384
1,500	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 08/01/27 @ 102.94)(1)	(BB-, B1)	08/01/32	5.875	1,486,780

					16,424,249

Investments & Misc. Financial Services (8.2%)
3,150	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	3,175,880
900	Block, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 103.25)(1)	(BB+, Ba2)	05/15/32	6.500	921,036
3,000	Boost Newco Borrower LLC, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.75)(1)	(BB, Ba3)	01/15/31	7.500	3,143,733
1,450	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/16/25 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,404,899
1,150	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	1,062,139
1,689	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ 103.38)(1)	(B, B2)	09/15/31	6.750	1,699,226

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Investments & Misc. Financial Services (continued)
$2,700	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/27 @ 103.56)(1)	(BB, Ba1)	04/30/31	7.125	$2,792,610
500	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 103.06)(1)	(BB, Ba1)	11/01/32	6.125	498,047
300	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 102.00)(1)	(B, B2)	06/15/29	4.000	279,191
600	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 100.00)(1)	(NR, Ba3)	11/01/26	4.625	593,943
600	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.38)(1)	(NR, Ba3)	08/15/32	6.750	616,489
2,480	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ 103.75)(1)	(B+, B1)	06/15/31	7.500	2,576,536

					18,763,729

Machinery (4.2%)
2,100	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.44)(1)	(B+, Ba3)	08/15/32	6.875	2,154,617
1,222	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/26 @ 103.75)(1)	(BB-, Ba3)	01/01/30	7.500	1,280,610
2,795	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 100.00)(1)	(B, B3)	07/31/27	5.750	2,713,116
1,990	Griffon Corp., Global Company Guaranteed Notes (Callable 03/03/25 @ 100.96)	(B, B1)	03/01/28	5.750	1,974,429
1,200	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 02/15/26 @ 103.13)	(BB+, Ba1)	02/15/29	6.250	1,212,736
226	Regal Rexnord Corp., Global Company Guaranteed Notes (Callable 01/15/33 @ 100.00)	(BB+, Baa3)	04/15/33	6.400	234,363

					9,569,871

Media - Diversified (0.0%)
67	Tech 7 SAS Super Senior (New Money Tranche 1)(3),(4),(5)	(NR, NR)	03/31/26	18.682	7
40	Tech 7 SAS Super Senior (New Money Tranche 2)(3),(4),(5)	(NR, NR)	03/31/26	15.000	4
20	Tech 7 SAS Technicolor Creative Studios Super Senior(3),(4),(5)	(NR, NR)	04/01/26	15.000	2
34	Technicolor Creative Studios(3),(4),(5)	(NR, NR)	03/31/26	15.000	34,974
20	Technicolor Creative Studios(3),(4),(5)	(NR, NR)	04/01/26	15.000	2

					34,989

Media Content (0.2%)
600	Sirius XM Radio LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ 101.94)(1),(2)	(BB+, Ba3)	09/01/31	3.875	517,330

Metals & Mining - Excluding Steel (4.5%)
1,959	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.19)(1),(2)	(BB-, Ba3)	08/15/32	6.375	1,933,258
2,700	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	2,650,084
2,300	First Quantum Minerals Ltd., Rule 144A, Secured Notes (Callable 03/01/26 @ 104.69)(1)	(B, NR)	03/01/29	9.375	2,433,434
600	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 100.00)(1)	(BB-, B2)	03/01/28	4.625	578,761
1,200	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB-, B2)	06/01/31	4.500	1,079,373
782	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 102.38)(1)	(BB, Ba3)	01/30/30	4.750	735,138
985	Novelis, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/27 @ 103.44)(1)	(BB, Ba3)	01/30/30	6.875	1,009,211

					10,419,259

Oil Field Equipment & Services (1.3%)
2,750	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75)(1)	(BB, Ba2)	12/15/33	7.500	2,906,043

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Oil Refining & Marketing (1.4%)
$1,050	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 104.13)(1)	(B+, B2)	01/15/32	8.250	$1,097,117
900	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ 103.63)(1)	(BB+, Ba1)	05/01/32	7.250	939,881
1,100	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.50)(1)	(BB+, Ba1)	09/15/28	7.000	1,132,484

					3,169,482

Packaging (3.9%)
690	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 03/02/25 @ 101.50)(1),(3)	(CCC, Caa2)	09/01/29	3.000	620,007
600	Ball Corp., Global Company Guaranteed Notes (Callable 02/16/25 @ 103.44)	(BB+, Ba1)	03/15/28	6.875	616,654
600	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 100.00)(1)	(B-, B2)	09/15/28	6.000	597,396
2,550	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 103.94)(1)	(B, B2)	04/15/27	7.875	2,601,535
418	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1),(2)	(B+, B2)	05/15/31	7.250	407,968
2,284	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)(1)	(CCC+, Caa2)	12/31/28	12.750	2,526,360
1,235	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	1,146,059
462	Veritiv Operating Co., Rule 144A, Senior Secured Notes (Callable 11/30/26 @ 105.25)(1)	(B+, B2)	11/30/30	10.500	502,778

					9,018,757

Personal & Household Products (0.5%)
1,050	Amer Sports Co., Rule 144A, Senior Secured Notes (Callable 02/16/27 @ 103.38)(1),(2)	(BBB-, Ba3)	02/16/31	6.750	1,079,256

Rail (0.6%)
1,385	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.13)(1)	(BB, Ba3)	04/15/32	6.250	1,390,476

Real Estate Investment Trusts (1.0%)
750	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/28 @ 100.00)(1)	(BB-, Ba3)	04/01/29	7.250	775,025
1,562	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 100.00)(1)	(BB-, Ba3)	04/15/30	6.000	1,540,605

					2,315,630

Recreation & Travel (3.4%)
747	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/11/25 @ 102.63)(1)	(B+, B2)	08/15/29	5.250	722,717
2,538	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(BB-, B1)	05/15/31	7.250	2,617,513
2,535	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 100.00)(1)	(BB+, B1)	11/01/27	4.875	2,464,882
1,858	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.25)(1)	(BB, Ba3)	05/15/32	6.500	1,887,598

					7,692,710

Restaurants (1.4%)
600	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.06)(1)	(BB+, Ba2)	06/15/29	6.125	609,247
2,377	Raising Cane’s Restaurants LLC, Rule 144A, Senior Unsecured Notes (Callable 11/01/25 @ 104.69)(1)	(B, B3)	05/01/29	9.375	2,549,297

					3,158,544

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Software - Services (7.3%)
$2,100	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 101.34)(1)	(NR, B1)	10/31/26	5.375	$2,066,400
1,479	Cloud Software Group, Inc., Rule 144A, Secured Notes (Callable 09/30/25 @ 104.50)(1)	(B-, Caa2)	09/30/29	9.000	1,516,228
956	CommScope LLC, Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.00)(1),(2)	(NR, NR)	12/15/31	9.500	993,752
1,148	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 102.06)(1)	(BB-, Ba3)	07/15/29	4.125	1,074,931
1,438	Ellucian Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/26 @ 103.25)(1)	(B-, B2)	12/01/29	6.500	1,450,660
2,850	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.31)(1)	(BB+, Ba3)	05/15/32	6.625	2,900,810
155	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 101.94)(1)	(BB, Ba3)	12/01/29	3.875	142,257
1,200	Open Text Corp., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 100.00)(1)	(BBB-, Ba1)	12/01/27	6.900	1,242,025
1,250	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB, Ba3)	12/01/31	4.125	1,121,716
1,200	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)(1)	(B-, B2)	02/01/31	6.875	1,225,883
1,740	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 101.78)(1)	(B-, Caa1)	12/15/28	7.125	1,697,747
812	VT Topco, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.25)(1)	(B, B2)	08/15/30	8.500	861,163
600	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/11/25 @ 100.97)(1)	(B+, B1)	02/01/29	3.875	553,530

					16,847,102

Specialty Retail (3.4%)
2,800	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 02/11/25 @ 100.00)(1)	(NR, Caa3)	05/01/25	7.500	2,530,808
77	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 02/11/25 @ 100.00)(1),(4),(5)	(NR, Caa3)	05/01/25	7.500	69,286
102	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC(4),(5),(6)	(NR, NR)	05/01/25	0.000	89,641
900	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 101.33)(1)	(BB+, Ba2)	08/15/28	4.000	855,255
1,650	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/26 @ 103.19)(1)	(BB+, Ba2)	01/15/30	6.375	1,681,573
2,275	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13)(1)	(BB-, B2)	08/01/31	8.250	2,391,617
297	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1)	(BB-, B1)	11/15/31	4.875	274,431

					7,892,611

Steel Producers/Products (0.9%)
2,157	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 02/11/25 @ 103.13)(1)	(B, Caa1)	04/15/29	6.250	2,047,322

Support - Services (5.0%)
1,821	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 100.00)(1)	(CCC+, Caa2)	07/15/27	9.750	1,833,614
1,000	Beacon Roofing Supply, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/26 @ 103.25)(1)	(BB, Ba2)	08/01/30	6.500	1,032,152
1,500	Belron U.K. Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ 102.88)(1)	(BB-, Ba3)	10/15/29	5.750	1,487,627
1,500	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 102.25)(1)	(B-, B2)	05/01/28	4.500	1,406,779
1,000	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 102.31)(1)	(B, Ba2)	05/01/29	4.625	952,911
333	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 100.97)(1)	(BB-, B1)	12/15/28	3.875	332,900
750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 102.42)(1)	(BB, Ba3)	06/15/28	7.250	764,693
600	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.19)(1)	(BB, Ba3)	03/15/29	6.375	611,661
1,832	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.31)(1)	(BB-, B2)	06/15/29	6.625	1,878,754
1,350	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/11/25 @ 102.50)(1)	(B+, B2)	01/15/30	5.000	1,231,613

					11,532,704

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Tech Hardware & Equipment (1.6%)
$2,322	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 102.06)(1)	(BB+, Ba2)	11/15/28	4.125	$2,207,211
1,500	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ 103.25)(1)	(BB, Ba2)	06/01/32	6.500	1,535,667

					3,742,878

Telecom - Wireline Integrated & Services (2.6%)
1,500	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 100.00)(1)	(B-, Caa1)	01/15/28	5.000	1,222,166
487	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 100.00)(1)	(B+, B2)	10/15/27	6.750	446,128
1,500	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13)(1)	(CCC+, Caa1)	04/01/30	4.500	1,249,440
900	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/25 @ 101.81)(1)	(CCC+, Caa1)	10/15/30	3.875	706,158
1,000	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/10/25 @ 100.63)(1),(7)	(B+, Ba3)	04/15/27	5.000	1,237,113
300	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/25 @ 102.25)(1)	(B+, Ba3)	08/15/30	4.500	266,371
600	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(B+, Ba3)	01/31/31	4.250	522,827
290	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.38)(1)	(B+, Ba3)	07/15/31	4.750	255,319

					5,905,522

Transport Infrastructure/Services (0.9%)
300	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56)(1)	(BB-, Ba3)	06/01/31	7.125	310,412
600	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ 103.56)(1)	(BB-, Ba3)	02/01/32	7.125	619,885
1,032	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/25 @ 103.13)(1)	(BBB-, Ba1)	06/01/28	6.250	1,047,979

					1,978,276

Trucking & Delivery (0.9%)
2,100	RXO, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 103.75)(1)	(BB, Baa3)	11/15/27	7.500	2,155,871

TOTAL CORPORATE BONDS (Cost $240,169,723)					242,969,830

BANK LOANS (20.5%)
Aerospace & Defense (0.3%)
799	Peraton Corp., 3 mo. USD Term SOFR + 7.750%(8)	(NR, NR)	02/01/29	12.364	679,485

Auto Parts & Equipment (0.6%)
252	First Brands Group LLC (2021 Term Loan), 3 mo. USD Term SOFR + 5.000%(8)	(B+, B1)	03/30/27	9.552	248,194
692	First Brands Group LLC (2022 Incremental Term Loan), 3 mo. USD Term SOFR + 5.000%(8)	(B+, B1)	03/30/27	9.552	681,689
495	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%(8),(9)	(NR, WR)	08/28/25	10.426	449,603

					1,379,486

Building Materials (0.6%)
55	ARAMSCO, Inc. (2023 Delayed Draw Term Loan)(10)	(B-, Caa1)	10/10/30	0.000	52,351
538	ARAMSCO, Inc. (2023 Term Loan B)(10)	(B-, Caa1)	10/10/30	0.000	508,097
786	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(8)	(B, B2)	08/01/28	9.931	777,346

					1,337,794

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Chemicals (1.2%)
$621	Ascend Performance Materials Operations LLC, 6 mo. USD Term SOFR + 4.750%(8)	(B, B2)	08/27/26	9.095	$476,062
1,008	Polar U.S. Borrower LLC, 1 mo. USD Term SOFR + 5.500%(5),(8),(9)	(CCC+, Caa1)	10/16/28	9.161	740,852
1,759	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 5.500%(5),(8),(9)	(CCC+, Caa1)	10/16/28	9.900	1,293,201
235	SK Neptune Husky Finance SARL(5),(6),(9),(11)	(NR, WR)	04/30/25	0.000	182,452
1,085	SK Neptune Husky Group SARL(6),(9),(11)	(NR, WR)	01/03/29	0.000	22,251

					2,714,818

Electronics (1.6%)
1,244	Escape Velocity Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(8)	(B, B3)	10/08/28	8.840	1,250,263
2,344	Idemia Group, 3 mo. USD Term SOFR + 4.250%(5),(8)	(B, B2)	09/30/28	8.579	2,373,143

					3,623,406

Energy - Exploration & Production (0.0%)
2,821	PES Holdings LLC, 3.000% PIK(5),(9),(11),(12)	(NR, WR)	12/31/25	3.000	21,158

Food & Drug Retailers (0.3%)
1,500	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 7.250%(8),(9)	(CC, Ca)	12/21/28	11.647	723,000

Gas Distribution (0.6%)
1,476	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 3.000%(8)	(B+, B2)	02/16/28	7.291	1,486,937

Health Facilities (0.5%)
433	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(8)	(B-, Caa1)	09/30/27	11.929	318,678
317	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 6.500%(8)	(B-, B2)	05/18/28	11.499	318,737
1,246	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 1.000%, 5.500% PIK(8),(9),(12)	(NR, Caa2)	08/18/28	11.499	506,872

					1,144,287

Health Services (1.3%)
86	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(8)	(B, NR)	12/15/28	8.299	83,474
843	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(8)	(CCC, Caa1)	12/15/28	8.413	731,443
38	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 5.250%(8)	(B, Caa1)	12/15/28	9.549	37,543
166	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(5),(8)	(CCC-, NR)	12/17/29	11.163	114,575
849	Radiology Partners, Inc., 3 mo. USD Term SOFR + 3.500%, 1.500% PIK(8),(12)	(B-, B3)	01/31/29	9.775	842,284
1,154	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 4.750%(8)	(B-, B3)	12/15/27	9.079	1,156,596

					2,965,915

Hotels (0.4%)
1,330	Aimbridge Acquisition Co., Inc.(5),(6),(11)	(D, Ca)	02/02/26	0.000	844,747

Media - Diversified (0.5%)
1,197	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750%(8)	(B, B3)	12/29/28	8.062	1,135,573
315	Technicolor Creative Studios(3),(4),(5),(6),(11)	(NR, NR)	08/06/33	0.000	0

					1,135,573

Packaging (1.0%)
2,221	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%(8)	(B-, B3)	09/15/28	8.302 - 8.523	2,228,812

Personal & Household Products (0.9%)
1,983	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(8)	(NR, NR)	06/29/28	11.943	1,819,769
216	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(5),(8)	(NR, NR)	06/29/28	11.905	216,688

					2,036,457

Software - Services (5.7%)
817	AQ Carver Buyer, Inc., 1 mo. USD Term SOFR + 5.500%(8)	(B, B2)	08/02/29	9.912	820,101
2,871	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250%(8)	(CCC+, B3)	10/09/26	8.676	2,746,821
428	Astra Acquisition Corp., 3 mo. USD Term SOFR + 6.750%(8),(9)	(CCC+, Caa1)	02/25/28	11.079	263,455
1,193	Astra Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(8)	(CC, C)	10/25/28	9.579	82,004
1,271	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.500%(8)	(NR, B2)	03/30/29	7.829	1,281,316

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Software - Services (continued)
$900	CommerceHub, Inc., 3 mo. USD Term SOFR + 7.000%(8)	(CCC, Caa3)	12/29/28	11.458	$782,437
294	DCert Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(8)	(B-, B2)	10/16/26	8.312	284,498
1,317	EagleView Technology Corp., 3 mo. USD Term SOFR + 3.500%(8)	(CCC+, Caa1)	08/14/25	8.091	1,260,582
471	Javelin Buyer, Inc.(10)	(CCC+, Caa2)	12/06/32	0.000	469,905
552	Polaris Newco LLC, 1 mo. GBP LIBOR + 5.250%(7),(8)	(B-, B2)	06/02/28	9.950	660,319
1,535	Project Boost Purchaser LLC, 3 mo. USD Term SOFR + 3.000%(8)	(B-, B2)	07/16/31	7.308	1,548,523
144	Quest Software U.S. Holdings, Inc. (2022 Term Loan), 3 mo. USD Term SOFR + 4.250%(8),(9)	(CCC+, Caa1)	02/01/29	8.691	77,049
2,482	Quest Software U.S. Holdings, Inc. (2024 Term Loan), 3 mo. USD Term SOFR + 4.250%(8)	(CCC+, Caa1)	02/01/29	8.691	1,681,730
733	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%(5),(8)	(CCC+, B3)	04/27/28	9.461	516,913
597	UKG, Inc., 3 mo. USD Term SOFR + 3.000%(8)	(B-, B2)	02/10/31	7.300	601,224

					13,076,877

Steel Producers/Products (0.6%)
1,483	OPTA, Inc., 3 mo. USD Term SOFR + 6.750%(5),(8),(9)	(NR, NR)	11/09/28	11.299	1,460,396

Support - Services (2.1%)
1,697	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%(8)	(B-, B2)	06/02/28	7.926	1,694,510
893	Gloves Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(8)	(B-, B3)	12/29/27	8.426	892,593
470	LaserShip, Inc., 3 mo. USD Term SOFR + 7.000%(8)	(CCC-, Caa2)	01/02/29	11.778	337,681
459	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250%(8)	(B, B2)	01/02/29	11.028	472,534
1,152	LaserShip, Inc., 3 mo. USD Term SOFR + 4.500%(8)	(CCC, Caa2)	08/10/29	9.278	793,610
374	LaserShip, Inc., 3 mo. USD Term SOFR + 7.500%(8)	(CCC-, Caa3)	08/10/29	12.278	100,152
600	TruGreen LP, 3 mo. USD Term SOFR + 8.500%(8)	(CCC, Caa3)	11/02/28	13.052	537,000

					4,828,080

Tech Hardware & Equipment (0.5%)
1,327	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(8)	(B, Caa2)	05/25/28	9.026	919,191
270	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(8)	(B, B1)	05/25/28	9.026	186,954

					1,106,145

Telecom - Wireline Integrated & Services (0.5%)
1,435	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(8)	(NR, B1)	08/01/29	10.272	1,287,857

Theaters & Entertainment (1.3%)
3,083	William Morris Endeavor Entertainment LLC, 1 mo. USD Term SOFR + 2.750%(8)	(B+, B3)	05/18/25	7.176	3,089,461

TOTAL BANK LOANS (Cost $55,225,030)					47,170,691

ASSET BACKED SECURITIES (7.7%)
Collateralized Debt Obligations (7.7%)
1,000	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 7.662%(1),(8)	(NR, Ba3)	07/20/34	11.955	1,013,296
1,500	Anchorage Capital CLO 25 Ltd., 2022-25A, Rule 144A, 3 mo. USD Term SOFR + 7.170%(1),(8)	(NR, Ba3)	04/20/35	11.460	1,517,056
1,170	Anchorage Capital Europe CLO 6 DAC, Rule 144A, 3 mo. EURIBOR + 5.000%(1),(3),(8)	(BBB-, NR)	01/22/38	7.704	1,239,811
1,250	Anchorage Credit Funding 4 Ltd., 2016-4A, Rule 144A(1)	(NR, Ba3)	04/27/39	6.659	1,153,124
1,250	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, 3 mo. USD Term SOFR + 6.972% (1),(8)	(BB-, NR)	10/15/36	11.274	1,153,216
1,250	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, 3 mo. USD Term SOFR + 7.012%(1),(8)	(BB-, NR)	04/20/34	11.305	1,263,404
1,500	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, 3 mo. USD Term SOFR + 6.982%(1),(8)	(BB-, NR)	04/20/34	11.275	1,513,324
1,500	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412%(1),(8)	(NR, B1)	07/15/31	10.714	1,504,942
1,500	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372%(1),(8)	(BB-, NR)	10/20/34	11.665	1,511,720
1,200	KKR CLO 45a Ltd., 2024-45A, Rule 144A, 3 mo. USD Term SOFR + 7.300%(1),(8)	(NR, NR)	04/15/35	11.602	1,217,789
1,500	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012%(1),(8)	(NR, Ba1)	01/22/35	10.302	1,509,426
600	MP CLO III Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 3.312%(1),(8)	(NR, Baa3)	10/20/30	7.605	604,976
1,500	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A(1)	(NR, Aa2)	04/20/37	5.459	1,490,501

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
$1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, 3 mo. USD Term SOFR + 7.972%(1),(8)	(BB-, NR)	01/20/34	12.265	$1,012,287

TOTAL ASSET BACKED SECURITIES (Cost $17,555,354)					17,704,872

COMMON STOCKS (0.5%)
Auto Parts & Equipment (0.2%)
57	Jason, Inc.(6)				312,070

Chemicals (0.2%)
89,998	Proppants Holdings LLC(4),(5),(9)				1,800
15,074	Utex Industries				509,998

					511,798

Energy - Exploration & Production (0.0%)
111,570	PES Energy Liquidating Trust, Class A(4),(5),(6),(9)				1,116

Personal & Household Products (0.1%)
32,039	Dream Well, Inc.(6)				288,351
32,039	Serta Simmons Bedding Equipment Co.(4),(5),(6)				0

					288,351

Pharmaceuticals (0.0%)
68,836	Akorn, Inc.(6)				2,065

Private Placement (0.0%)
102,040,536	Technicolor Creative Studios SA(4),(5),(6),(13)				0

Specialty Retail (0.0%)
105	Eagle Investments Holding Co. LLC, Class B(4),(5),(6)				1

Support - Services (0.0%)
2,100	LTR Holdings, Inc.(4),(5),(6),(9)				3,111

TOTAL COMMON STOCKS (Cost $5,862,228)					1,118,512

WARRANT (0.0%)
Chemicals (0.0%)
22,499	Project Investor Holdings LLC, expires 02/08/2026(4),(5),(6),(9) (Cost $11,699)				0

SHORT-TERM INVESTMENTS (4.8%)
4,338,559	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.34%				4,338,559
6,688,323	State Street Navigator Securities Lending Government Money Market Portfolio, 4.39%(14)				6,688,323

TOTAL SHORT-TERM INVESTMENTS (Cost $11,026,882)					11,026,882

TOTAL INVESTMENTS AT VALUE (139.4%) (Cost $329,850,916)					319,990,787

LIABILITIES IN EXCESS OF OTHER ASSETS (-39.4%)					(90,462,291)

NET ASSETS (100.0%)					$229,528,496

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, these securities amounted to a value of $256,066,659 or 111.6% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	This security is denominated in Euro.
(4)

Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund’s valuation designee under the oversight of the Board of Trustees.

(5)	Security is valued using significant unobservable inputs.
(6)	Non-income producing security.
(7)	This security is denominated in British Pound.
(8)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2025. The rate may be subject to a cap and floor.
(9)	Illiquid security.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

(10)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2025.

(11)	Bond is currently in default.
(12)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse High Yield Bond Fund Segregated Portfolio, an affiliated entity.
(14)	Represents security purchased with cash collateral received for securities on loan.

INVESTMENT ABBREVIATIONS

1 mo. = 1 month

3 mo. = 3 month

6 mo. = 6 month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
USD	26,855	EUR	25,151	10/07/25	Deutsche Bank AG	$(26,855)	$(26,494)	$361
USD	3,312,319	EUR	2,959,475	10/07/25	Morgan Stanley	(3,312,319)	(3,117,428)	194,891
USD	2,049,553	GBP	1,568,195	10/07/25	Morgan Stanley	(2,049,553)	(1,947,707)	101,846

Total Unrealized Appreciation								$297,098

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Unrealized Depreciation
EUR	96,339	USD	101,873	10/07/25	Deutsche Bank AG	$101,873	$101,481	$(392)
GBP	37,226	USD	48,352	10/07/25	Barclays Bank PLC	48,352	46,235	(2,117)

Total Unrealized Depreciation								$(2,509)

Total Net Unrealized Appreciation/(Depreciation)								$294,589

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$242,775,914	$193,916	$242,969,830
Bank Loans	—	39,406,566	7,764,125	47,170,691
Asset Backed Securities	—	17,704,872	—	17,704,872
Common Stocks	—	1,112,484	6,028	1,118,512
Warrants	—	—	0	0
Short-term Investments	11,026,882	—	—	11,026,882

	$11,026,882	$300,999,836	$7,964,069	$319,990,787

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$297,098	$—	$297,098

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$2,509	$—	$2,509

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2025 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants	Total
Balance as of October 31, 2024	$296,483	$4,930,624	$6,028	$0	$5,233,135
Accrued discounts (premiums)	—	17,226	—	—	17,226
Purchases	—	658,072	—	—	658,072
Sales	—	(284,379)	—	—	(284,379)
Realized gain (loss)	—	939	—	—	939
Change in unrealized appreciation (depreciation)	(102,567)	99,842	—	—	(2,725)
Transfers into Level 3	—	2,878,801	—	—	2,878,801
Transfers out of Level 3	—	(537,000)	—	—	(537,000)

Balance as of January 31, 2025	$193,916	$7,764,125	$6,028	$0	$7,964,069

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2025	$(102,567)	$(36,077)	$—	$—	$(138,644)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At January 31, 2025	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Corporate Bonds	$158,927	Income Approach	Expected Remaining Distribution	$0.88 – $0.90 ($0.89)
	34,989	Recent Transactions	Trade Price	0.00 – 1.04 (1.04)
Bank Loans	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)
	7,764,125	Vendor pricing	Single Broker Quote	0.01 – 1.01 (0.86)
Common Stocks	6,028	Income Approach	Expected Remaining Distribution	0.00 – 1.48 (0.77)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM considers may include (i) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (ii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2025, $2,878,801 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $537,000 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.